BNY Mellon Mid Cap Stock Fund (Second Prospectus Summary) | BNY Mellon Mid Cap Stock Fund
BNY Mellon Mid Cap Stock Fund
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees		BNY Mellon Mid Cap Stock Fund Dreyfus Premier Shares
Shareholder Fees, Column Name	[1]
Dreyfus Premier shares

Maximum deferred sales charge (load) (as a percentage of the lower of purchase or sale price)		4.00%
[1]	Dreyfus Premier shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Mid Cap Stock Fund Dreyfus Premier Shares
Investment advisory fees	0.75%
Distribution (Rule 12b-1) fees	0.75%
Other expenses - Shareholder services fees	0.25%
Other expenses - Administration fees	0.12%
Other expenses - Other expenses of the fund	0.03%
Total annual fund operating expenses	1.90%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BNY Mellon Mid Cap Stock Fund Dreyfus Premier Shares	593	897	1,226	1,848	[1]
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
BNY Mellon Mid Cap Stock Fund Dreyfus Premier Shares	193	597	1,026	1,848	[1]
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

132.20% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in stocks of mid-cap domestic companies. The stocks of mid-cap domestic companies have market capitalizations generally ranging between $1 billion and $4.4 billion. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® MidCap 400 Index (S&P Mid Cap 400).

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger,

more established companies.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Dreyfus

Premier shares over time to that of the S&P MidCap 400, an unmanaged index designed to measure the performance of the midcap segment of the U.S. stock market. The performance figures in the table reflect the CDSC applicable to

Dreyfus Premier shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results.

The bar chart shows the performance of the fund's Dreyfus Premier shares from year to year. The contingent deferred sales charge (CDSC)applicable to Dreyfus

Premier shares is not reflected in the performance figures in the bar chart.

If the CDSC was reflected, the performance figures in the bar chart would be lower.

Year-by-Year Total Returns as of 12/31 each year (%) -- Dreyfus Premier Shares

Best Quarter

Q3, 2009: 17.58%

Worst Quarter

Q4, 2008: -24.99%

The year-to-date total return of the fund's Dreyfus Premier shares as of 9/30/11 was -18.72%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Mid Cap Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
Dreyfus Premier Shares	Dreyfus Premier shares returns before taxes	23.15%	3.85%		8.96%	[1]	Sep. 06, 2002
Dreyfus Premier Shares After Taxes on Distributions	Dreyfus Premier shares returns after taxes on distributions	23.15%	2.72%		7.86%	[1]	Sep. 06, 2002
Dreyfus Premier Shares After Taxes on Distributions and Sales	Dreyfus Premier shares returns after taxes on distributions and sale of fund shares	15.05%	3.20%		7.74%	[1]	Sep. 06, 2002
S&P MidCap 400	S&P MidCap 400 reflects no deduction for fees, expenses or taxes	26.64%	5.73%	7.16%	7.44%	[2]		10.43%	[3]	Sep. 06, 2002
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at the end of the sixth year following purchase.
[2]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.
[3]	For comparative purposes, the value of the Index on 8/31/02 is used as the beginning value on 9/6/02.